NOTES PAYABLE	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
NOTE 6. NOTES PAYABLE

The Company and its subsidiaries issued $276,349, $318,923, $0 and repaid $0, $15,607, $101,299 in promissory notes, net of repayments during the years ended September 30, 2015, 2014 and 2013 respectively. The newly issued and existing promissory notes bear interest at rates of 8% - 12% per annum and are repayable on or before the first anniversary date of issuance. Included in Promissory Notes payable is $67,154 including accrued interest of $29,866 to Michael Lee – CEO at September 30, 2015. (As at September 30, 2014 Notes Payable plus accrued interest of $30,398 owing to Mr. Lee totaled $79,699. As at September 30, 2013 Notes Payable plus accrued interest of $27,731 owing to Mr. Lee totaled $70,922.). See also Related Party Transactions Note 14.

September 30,	2015	2014	2013

Promissory Notes Issued and outstanding, net of repayments and conversions:	$1,096,523	$916,750	$597,827
Interest accrued	459,795	411,766	343,789
Promissory Notes Payable	$1,556,318	$1,328,516	$941,616